Schedule of Option Activity (Details) - $ / shares		12 Months Ended
	Jul. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Options exercised	(60,000)
Number of Shares, Ending	125,000
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning		1,275,000	766,669
Weighted Average Exercise Prices, Beginning		$ 0.36	$ 0.50
Number of Shares, Options granted		9,592,000	9,875,000
Weighted Average Exercise Prices, Options granted		$ 0.14	$ 0.51
Number of Shares, Options exercised		(125,000)	(9,366,669)
Weighted Average Exercise Prices, Options exercised		$ (0.13)	$ (0.53)
Number of Shares, Ending		10,742,000	1,275,000
Weighted Average Exercise Prices, Ending		$ 0.16	$ 0.36
Number of Shares, Exercisable Ending		7,467,612
Weighted Average Exercise Prices, Exercisable Ending		$ 0.17